Long-term investments, net - Available-for sale debt investments (Details) - 1 months ended Dec. 31, 2025 - Lotus Technology Inc - Tech Lent Dream Smart Convertible Loan ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Long-term investments
Aggregate principal amount	¥ 300,000	$ 42,979
Debt instrument, term	36 months